TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of trade and other accounts payables & accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Trade and other accounts payables	$ 1,757,799	$ 1,671,304
Accrued liabilities at the reporting date	564,326	551,570
Total trade and other accounts payables	$ 2,322,125	$ 2,222,874